Cover	3 Months Ended
Mar. 31, 2026
Cover [Abstract]
Document Type	6-K
Entity Registrant Name	DoubleDown Interactive Co., Ltd.
Amendment Flag	false
Entity Central Index Key	0001799567
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	Q1